Intangible assets - Useful Life (Details)	Dec. 31, 2025
Minimum
Intangible Assets
Intangible asset useful life	1 year
Maximum
Intangible Assets
Intangible asset useful life	19 years
Trademarks | Minimum
Intangible Assets
Intangible asset useful life	5 years
Trademarks | Maximum
Intangible Assets
Intangible asset useful life	10 years
Patents | Minimum
Intangible Assets
Intangible asset useful life	5 years
Patents | Maximum
Intangible Assets
Intangible asset useful life	10 years
License agreements | Minimum
Intangible Assets
Intangible asset useful life	1 year
License agreements | Maximum
Intangible Assets
Intangible asset useful life	3 years
Customer relationships
Intangible Assets
Intangible asset useful life	19 years
Other intangibles | Minimum
Intangible Assets
Intangible asset useful life	2 years
Other intangibles | Maximum
Intangible Assets
Intangible asset useful life	9 years